Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment revenues:
Revenues	¥ 1,403,633	¥ 1,359,956
Segment profits:
Total segment profits	196,972	164,164
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(156)	(38)
Income before Income Taxes	256,991	184,467
Operating Segment
Segment revenues:
Revenues	1,395,847	1,352,634
Segment profits:
Total segment profits	287,769	223,530
Corporate, Non-Segment
Segment revenues:
Revenues	34,620	34,142
Segment profits:
Corporate profits (losses)	(30,109)	(42,011)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(669)	2,948
Intersegment Eliminations
Segment revenues:
Revenues	¥ (26,834)	¥ (26,820)